Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
17.	Earnings Per Share

The net (loss) income available for common stockholders and (loss) earnings per common share presented in the table below excludes the results of operations of the Dropdown Predecessor (see Note 1).

	Year Ended December 31,
	2012	2011	2010
Net loss	(370,181)	(113,075)	(23,142)
Net loss attributable to the Dropdown Predecessor	9,163	104,010	38,704

Net (loss) income available for common stockholders	(361,018)	(9,065)	15,562

Weighted-average number of common shares	79,539,605	60,770,525	42,330,038

Common shares and common share equivalents outstanding at the end of year	83,591,030	61,876,744	51,986,744

(Loss) earnings per common share:
- Basic and diluted	(4.54)	(0.15)	0.37